Stock-based compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Option
Stock-based compensation
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management	$ 9,500,000
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management, period of recognition (in years)	2 years 3 months 18 days
Restricted Stock Award
Stock-based compensation
Windfall Net Of Shortfall	$ 500,000
Restricted Stock Award | Directors
Stock-based compensation
Stock granted	0	1,052	25,159
Restricted Stock Expense	$ 0	$ 52,000	$ 1,600,000
Incentive award, tax benefit		$ 6,000	$ 200,000
Restricted Stock Units (RSUs) | Executive Officers
Stock-based compensation
Stock granted	213,511	152,773	166,648
Restricted Stock Expense	$ 7,600,000	$ 7,700,000	$ 6,900,000
Incentive award, tax benefit	1,300,000	$ 1,200,000	$ 1,100,000
Fair Market Value of stock vested at vesting date	$ 11,200,000
Stock-Based Compensation, vesting rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 is as follows, the graduated vesting portion is vested ratably over four years commencing at the date of the grant and the retirement vesting portion is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Stock-based compensation
Fair value of stocks vested at grant date	$ 9,800,000
Restricted Stock Units (RSUs) | Directors
Stock-based compensation
Stock granted	43,866	27,449	0
Restricted Stock Expense	$ 1,600,000	$ 1,600,000
Incentive award, tax benefit	300,000	$ 200,000
Fair value of stocks vested at grant date	$ 1,600,000
Performance Based Shares | Minimum
Stock-based compensation
Vested and expected to vest range based on shareholder return	50.00%
Performance Based Shares | Maximum
Stock-based compensation
Vested and expected to vest range based on shareholder return	150.00%
Performance Based Shares | Executive Officers
Stock-based compensation
Stock granted	40,432	65,396	72,414
Restricted Stock Expense	$ 2,300,000	$ 4,600,000	$ 5,600,000
Incentive award, tax benefit	$ 200,000	$ 300,000	$ 400,000
Stock-Based Compensation, vesting rights	The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS and ROA) conditions. The performance shares vest at the end of the three-year performance cycle. If a participant terminate employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service, the performance shares shall continue outstanding and vest at the end of the performance cycle.